Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of net sales by nature for each reportable operating segment

Net sales	12.31.24	12.31.23 Restated	12.31.22 Restated
Brazil
In-natura	7,082,453	6,133,183	6,170,775
Semiprocessed (1)	1,988,415	1,733,981	1,767,128
Processed	19,675,454	18,683,405	18,933,319
Other sales	94,311	308,349	126,566
	28,840,633	26,858,918	26,997,788

International
In-natura	24,597,920	20,252,213	20,497,773
Semiprocessed (1)	651,624	352,087	435,854
Processed	3,755,026	3,104,193	2,830,673
Other sales	168,585	143,271	338,835
	29,173,155	23,851,764	24,103,135

Other segments	3,365,250	2,904,758	2,704,105
	61,379,038	53,615,440	53,805,028
(1)	In 2024, the company included a new type of product called “semi-processed products”, so the figures for 2023 and 2022 have been restated.

Schedule of operating income for each operating segment

	Gross profit			Income (loss) before financial results and income taxes
	12.31.24	12.31.23	12.31.22	12.31.24	12.31.23	12.31.22
Brazil	7,733,707	5,916,699	3,892,719	2,750,655	1,602,298	(352,138)
Margin (%)	26.8%	22.0%	14.4%	9.5%	6.0%	-1.3%
International	7,431,712	2,121,851	3,523,769	3,981,318	(1,214,167)	403,661
Margin (%)	25.5%	8.9%	14.6%	13.6%	-5.1%	1.7%
Other segments	775,647	764,791	716,164	322,569	357,720	440,062
Margin (%)	23.0%	26.3%	26.5%	9.6%	12.3%	16.3%
Subtotal	15,941,066	8,803,341	8,132,652	7,054,542	745,851	491,585
Corporate	(105,250)	30,360	-	(214,156)	90,290	(627,874)
Total	15,835,816	8,833,701	8,132,652	6,840,386	836,141	(136,289)
Margin (%)	25.8%	16.5%	15.1%	11.1%	1.6%	-0.3%

Schedule of composition allocated to the company operating segments

Corporate	12.31.24	12.31.23	12.31.22
Results with sale and disposal of fixed assets and investments	(3,527)	86,475	3,582
Reversal/(provision) for tax and civil contingencies	(79,546)	21,707	(50,397)
Gains (losses) with demobilization	(8,915)	(277)	1,398
Investigations involving the Company	-	(1,111)	(588,774)
Weather events	(112,701)	-	-
Other	(9,467)	(16,504)	6,317
	(214,156)	90,290	(627,874)

Schedule of goodwill and intangible assets arising from business combination

	Goodwill		Trademarks		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	2,159,259	1,783,873	549,072	415,904	2,708,331	2,199,777
Other segments	460,505	455,567	474,716	474,871	935,221	930,438
	3,771,262	3,390,938	2,006,266	1,873,253	5,777,528	5,264,191